Expense Example {- Fidelity® Balanced Fund} - 08.31 Fidelity Balanced Fund K PRO-13 - Fidelity® Balanced Fund - Fidelity Balanced Fund-Class K	Oct. 30, 2021 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542